Short-Term Deposits and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Short Term Investments And Deposits Abstract
Schedule of short-term deposits and restricted cash
	As at December 31,
	2022	2021
	$ Thousands
Short-term deposits with bank and others	35,662	50
Short-term restricted cash	10,328	179
	45,990	229